CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other current assets
Deferred income taxes	$ 41,045	$ 34,921
Prepaid expenses	19,769	14,560
Capitalized downloadable search toolbar costs, net	17,704	15,804
Income taxes receivable	7,728	19,831
Other	26,009	33,192
Other current assets	112,255	118,308
Property and equipment
Property and equipment, gross	477,669	467,374
Less: accumulated depreciation and amortization	(218,081)	(199,446)
Property and equipment, net	259,588	267,928
Other non-current assets
Income taxes receivable	58,870	56,675
Other	21,891	25,233
Other non-current assets	80,761	81,908
Accrued expenses and other current liabilities
Accrued employee compensation and benefits	83,692	56,878
Accrued revenue share expense	80,434	58,097
Accrued advertising expense	68,782	43,418
Other	110,582	63,930
Accrued expenses and other current liabilities	343,490	222,323
Buildings and leasehold improvements
Property and equipment
Property and equipment, gross	235,737	234,328
Computer equipment and capitalized software
Property and equipment
Property and equipment, gross	186,016	183,055
Furniture and other equipment
Property and equipment
Property and equipment, gross	43,156	41,930
Projects in progress
Property and equipment
Property and equipment, gross	7,643	2,944
Land
Property and equipment
Property and equipment, gross	$ 5,117	$ 5,117